                    UNITED INVESTORS LIFE INSURANCE COMPANY
          ADVANTAGE I FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

        Supplement dated August 31, 1998 to Prospectus dated May 1, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION IN THE ADVANTAGE I PROSPECTUS:

The name of TMK/United Funds, Inc. has been changed to "Target/United Funds, Inc." Accordingly, the above Prospectus is amended to (1) delete "TMK/United Funds, Inc." and (2) substitute "Target/United Funds, Inc."

Target/United Funds, Inc. has added a "Rule 12b-1" service fee. Accordingly, the section of the above Prospectus entitled "Fund Management and Fees" is amended to add the following paragraph after the second paragraph:

          Effective August 31, 1998, Target/United Funds, Inc. has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, each Portfolio may pay monthly a service fee to Waddell & Reed, Inc., the principal underwriter of the Fund and the Policy, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is paid to reimburse Waddell & Reed, Inc. to finance the provision of personal services to Policyowners and maintenance of Policyowner accounts.

APPENDIX A of the above Prospectus entitled "ILLUSTRATION OF DEATH BENEFITS AND POLICY VALUES" is amended to add the following sentence to the third paragraph:

     The values shown also take into account the Service Fee (at an annual rate of 0.25%) under the Service Plan adopted August 31,1998 pursuant to Rule 12b-1 under the Investment Company Act of 1940.

APPENDIX A of the above Prospectus entitled "ILLUSTRATION OF DEATH BENEFITS AND POLICY VALUES" is amended to (1) delete the fourth paragraph, and (2) substitute the following paragraph in its place:

     Taking into account the mortality and expense risk charge of 0.60% and the charges for investment management fees, "12b-1" service fees, and other expenses from the Fund, the illustrated gross annual investment rates of return of 0%, 4%, 8%, and 12% correspond to approximate net annual rates of -1.62%, 2.38%, 6.38%, and 10.38% respectively.

APPENDIX A of the above Prospectus entitled "ILLUSTRATION OF DEATH BENEFITS AND POLICY VALUES" is amended to (1) delete the hypothetical illustrations, and (2) substitute the attached hypothetical illustrations in their place.

The Prospectus dated May 1, 1998 for TMK/United Funds, Inc. has been amended. Please refer to the Prospectus Supplement dated August 31, 1998 for TMK/United Funds, Inc.


This Supplement is dated August 31, 1998.


       Please keep this Supplement with your Prospectus dated May 1, 1998 for the Advantage I Flexible Premium Variable Life Insurance Policy.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
             FEMALE ISSUE AGE 35               STANDARD RISK CLASS

     $10,000 SINGLE PREMIUM PAYMENT         $62,365 MINIMUM DEATH BENEFIT
           MAXIMUM COST OF INSURANCE AND ADMINISTRATIVE CHARGES (1)

                     PREMIUM
        END OF       PAYMENTS      ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF:
        POLICY    PLUS INTEREST    -----------------------------------------------------
         YEAR     AT 5% PER YEAR       0%             4%            8%            12%
      ----------  --------------   ---------      ---------     ---------     ----------
                                                 DEATH BENEFIT (2)
          1                         $62,365        $62,365       $62,365      $ 62,365
          2                          62,365         62,365        62,365        62,365
          3                          62,365         62,365        62,365        62,365
          4                          62,365         62,365        62,365        62,365
          5                          62,365         62,365        62,365        62,365
         10                          62,365         62,365        62,365        62,365
         20                          62,365         62,365        62,365        89,575
         30                              (3)        62,365        62,365       179,934
       Age 65                            (3)        62,365        62,365       179,934
                                                POLICY VALUES (2)
          1          $10,500        $ 9,838        $10,238       $10,638      $ 11,038
          2           11,025          9,426         10,220        11,045        11,903
          3           11,576          9,015         10,195        11,473        12,852
          4           12,155          8,602         10,162        11,922        13,896
          5           12,763          8,188         10,121        12,392        15,041
         10           16,289          6,039          9,730        15,081        22,702
         20           26,533          2,103          8,857        24,304        57,054
         30           43,219             (3)         5,106        40,505       147,487
       Age 65         43,219             (3)         5,106        40,505       147,487
                                                SURRENDER VALUES (2)
          1                         $ 9,038        $ 9,438       $ 9,838      $ 10,238
          2                           8,726          9,520        10,345        11,203
          3                           8,415          9,595        10,873        12,252
          4                           8,102          9,662        11,422        13,396
          5                           7,788          9,721        11,992        14,641
         10                           6,039          9,730        15,081        22,702
         20                           2,103          8,857        24,304        57,054
         30                              (3)         5,106        40,505       147,487
       Age 65                            (3)         5,106        40,505       147,487

----------
(1)  Current and maximum charges are the same for female standard risks.
(2)  Assumes no Policy loans have been made.
(3) In the absence of an additional premium payment, the Policy would have lapsed.

It is emphasized that the hypothetical investment rates of return shown above and elsewhere in this Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by a Policyowner and different rates of return of the Fund Portfolios. The Death Benefit and Surrender Value for a Policy would be different from those shown if actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
   MALE ISSUE AGE 55                                   PREFERRED RISK CLASS

$50,000 SINGLE PREMIUM PAYMENT                    $126,599 MINIMUM DEATH BENEFIT
             CURRENT COST OF INSURANCE AND ADMINISTRATIVE CHARGES

                  PREMIUM
     END OF       PAYMENTS      ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF:
     POLICY    PLUS INTEREST    -----------------------------------------------------
      YEAR     AT 5% PER YEAR       0%             4%            8%            12%
   ----------  --------------   ---------      ---------     ---------     ----------
                                               DEATH BENEFIT (1)
         1                      $126,599       $126,599       $126,599      $126,599
         2                       126,599        126,599        126,599       126,599
         3                       126,599        126,599        126,599       126,599
         4                       126,599        126,599        126,599       126,599
         5                       126,599        126,599        126,599       126,599
        10                       126,599        126,599        126,599       143,779
        20                       126,599        126,599        143,988       325,142
        30                            (2)            (2)       254,371       832,329
      Age 65                     126,599        126,599        126,599       143,779
                                               POLICY VALUES (1)
         1         $52,500      $ 49,190       $ 51,190       $ 53,190      $ 55,190
         2          55,125        47,275         51,258         55,402        59,706
         3          57,881        45,333         51,282         57,724        64,678
         4          60,775        43,360         51,259         60,166        70,163
         5          63,814        41,351         51,185         62,737        76,220
        10          81,445        30,446         49,771         77,859       117,851
        20         132,665         3,097         42,501        134,568       303,871
        30         216,097            (2)            (2)       242,258       792,694
      Age 65        81,445        30,446         49,771         77,859       117,851
                                              SURRENDER VALUES (1)
         1                      $ 45,190       $ 47,190       $ 49,190      $ 51,190
         2                        43,775         47,758         51,902        56,206
         3                        42,333         48,282         54,724        61,678
         4                        40,860         48,759         57,666        67,663
         5                        39,351         49,185         60,737        74,220
        10                        30,446         49,771         77,859       117,851
        20                         3,097         42,501        134,568       303,871
        30                            (2)            (2)       242,258       792,694
      Age 65                      30,446         49,771         77,859       117,851

----------
(1)  Assumes no Policy loans have been made.
(2) In the absence of an additional premium payment, the Policy would have lapsed.

  It is emphasized that the hypothetical investment rates of return shown above and elsewhere in this Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by a Policyowner and different rates of return of the Fund Portfolios. The Death Benefit and Surrender Value for a Policy would be different from those shown if actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                MALE ISSUE AGE 55          PREFERRED RISK CLASS

    $50,000 SINGLE PREMIUM PAYMENT          $129,599 MINIMUM DEATH BENEFIT
             MAXIMUM COST OF INSURANCE AND ADMINISTRATIVE CHARGES

                  PREMIUM
     END OF       PAYMENTS      ASSUMING HYPOTHETICAL GROSS ANNUAL RATE OF RETURN OF:
     POLICY    PLUS INTEREST    -----------------------------------------------------
      YEAR     AT 5% PER YEAR       0%             4%            8%            12%
   ----------  --------------   ---------      ---------     ---------     ----------
                                                DEATH BENEFIT (1)
         1                       $126,599       $126,599       $126,599      $126,599
         2                        126,599        126,599        126,599       126,599
         3                        126,599        126,599        126,599       126,599
         4                        126,599        126,599        126,599       126,599
         5                        126,599        126,599        126,599       126,599
        10                        126,599        126,599        126,599       138,181
        20                             (2)       126,599        126,599       305,676
        30                             (2)            (2)       214,562       768,115
      Age 65                      126,599        126,599        126,599       138,181
                                                POLICY VALUES (1)
         1          $52,500      $ 49,190       $ 51,190       $ 53,190      $ 55,190
         2           55,125        46,956         50,935         55,074        59,376
         3           57,881        44,658         50,594         57,025        63,971
         4           60,775        42,288         50,160         59,047        69,031
         5           63,814        39,837         49,625         61,146        74,615
        10           81,445        25,771         44,873         72,936       113,264
        20          132,665            (2)        18,600        115,837       285,679
        30          216,097            (2)            (2)       204,345       731,538
      Age 65         81,445        25,771         44,873         72,936       113,264
                                               SURRENDER VALUES (1)
         1                       $ 45,190       $ 47,190       $ 49,190      $ 51,190
         2                         43,456         47,435         51,574        55,876
         3                         41,658         47,594         54,025        60,971
         4                         39,788         47,660         56,547        66,531
         5                         37,837         47,625         59,146        72,615
        10                         25,771         44,873         72,936       113,264
        20                             (2)        18,600        115,837       285,679
        30                             (2)            (2)       204,345       731,538
      Age 65                       25,771         44,873         72,936       113,264

----------
(1)  Assumes no Policy loans have been made.
(2) In the absence of an additional premium payment, the Policy would have lapsed.

  It is emphasized that the hypothetical investment rates of return shown above and elsewhere in this Prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by a Policyowner and different rates of return of the Fund Portfolios. The Death Benefit and Surrender Value for a Policy would be different from those shown if actual rates of return averaged 0%, 4%, 8% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.